Employee costs and share plans for employees - Reconciliation and weighted average value of awards (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2024 GBP (£) EquityInstruments	Dec. 31, 2024 USD ($) EquityInstruments	Dec. 31, 2023 GBP (£) EquityInstruments	Dec. 31, 2023 USD ($) EquityInstruments	Dec. 31, 2022 GBP (£) EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments
Ordinary shares | AstraZeneca Performance Share Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	3,645	3,645	3,630	3,630	3,459	3,459
Granted	1,064	1,064	976	976	1,059	1,059
Forfeited	(137)	(137)	(148)	(148)	(132)	(132)
Cancelled	(2)	(2)
Exercised	(999)	(999)	(813)	(813)	(756)	(756)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	3,571	3,571	3,645	3,645	3,630	3,630
Weighted average fair value - granted | £	£ 90.28		£ 99.29		£ 83.28
Ordinary shares | AstraZeneca Global Restricted Stock Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	2,897	2,897	2,469	2,469	2,028	2,028
Granted	1,262	1,262	1,185	1,185	1,237	1,237
Forfeited	(235)	(235)	(187)	(187)	(190)	(190)
Exercised	(755)	(755)	(570)	(570)	(606)	(606)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	3,169	3,169	2,897	2,897	2,469	2,469
Weighted average fair value - granted | £	£ 100.85		£ 108.22		£ 91.67
Ordinary shares | AstraZeneca Restricted Share Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	335	335	233	233	255	255
Granted	100	100	208	208	75	75
Forfeited	(8)	(8)	(20)	(20)	(25)	(25)
Cancelled	(1)	(1)
Exercised	(88)	(88)	(86)	(86)	(72)	(72)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	338	338	335	335	233	233
Weighted average fair value - granted | £	£ 111.11		£ 111.35		£ 98.94
Ordinary shares | Astrazeneca Extended Incentive Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	215	215	259	259	282	282
Granted			71	71
Forfeited	(31)	(31)	(8)	(8)	(23)	(23)
Exercised	(22)	(22)	(107)	(107)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	162	162	215	215	259	259
Weighted average fair value - granted | £			£ 117.48
ADR shares | AstraZeneca Performance Share Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	5,888	5,888	5,724	5,724	5,178	5,178
Granted	2,250	2,250	2,071	2,071	2,339	2,339
Forfeited	(400)	(400)	(437)	(437)	(570)	(570)
Cancelled	(2)	(2)
Exercised	(1,586)	(1,586)	(1,470)	(1,470)	(1,223)	(1,223)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	6,150	6,150	5,888	5,888	5,724	5,724
Weighted average fair value - granted | $		$ 57.99		$ 59.95		$ 55.73
ADR shares | AstraZeneca Global Restricted Stock Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	13,868	13,868	11,683	11,683	9,541	9,541
Granted	7,014	7,014	6,343	6,343	6,478	6,478
Forfeited	(1,414)	(1,414)	(1,417)	(1,417)	(1,627)	(1,627)
Cancelled	(6)	(6)	(3)	(3)	(3)	(3)
Exercised	(3,296)	(3,296)	(2,738)	(2,738)	(2,706)	(2,706)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	16,166	16,166	13,868	13,868	11,683	11,683
Weighted average fair value - granted | $		$ 64.91		$ 65.38		$ 61.21
ADR shares | AstraZeneca Restricted Share Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	767	767	678	678	763	763
Granted	699	699	436	436	216	216
Forfeited	(57)	(57)	(59)	(59)	(136)	(136)
Exercised	(352)	(352)	(288)	(288)	(165)	(165)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	1,057	1,057	767	767	678	678
Weighted average fair value - granted | $		$ 75.23		$ 65.37		$ 63.35
ADR shares | Astrazeneca Extended Incentive Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	247	247	195	195	195	195
Granted			95	95
Cancelled			(34)	(34)
Exercised			(9)	(9)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	247	247	247	247	195	195
Weighted average fair value - granted | $				$ 74.78